Restatement of Previously Issued Financial Statements	4 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

Note 2 — Restatement of Previously Issued Financial Statements

In May 2021, the Audit Committee of the Company, in consultation with management, concluded that, because of a misapplication of the accounting guidance related to its warrants issued in the Initial Public Offering (the “Public Warrants”) and the Private Placement Warrants to purchase Class A common stock that the Company issued in November 2020 (collectively, the “Warrants”), the Company’s previously issued financial statements for the Affected Period should no longer be relied upon. As such, the Company is restating its financial statements for the Affected Period included in this Annual Report.

On April 12, 2021, the staff of the Securities and Exchange Commission (the “SEC Staff”) issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Staff Statement”). In the SEC Staff Statement, the SEC Staff expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC’s balance sheet as opposed to equity. Since issuance on November 24, 2020, the Company’s warrants were accounted for as equity within the Company’s previously reported balance sheet. After discussion and evaluation, including with the Company’s independent registered public accounting firm and the Company’s audit committee, management concluded that the warrants should be presented as liabilities with subsequent fair value remeasurement.

Historically, the Warrants were reflected as a component of equity as opposed to liabilities on the balance sheet and the statement of operations did not include the subsequent non-cash changes in estimated fair value of the Warrants, based on our application of FASB ASC Topic 815-40, “Derivatives and Hedging, Contracts in Entity’s Own Equity” (“ASC 815-40”). The views expressed in the SEC Staff Statement were not consistent with the Company’s historical interpretation of the specific provisions within its warrant agreement and the Company’s application of ASC 815-40 to the warrant agreement. The Company reassessed its accounting for Warrants issued on November 24, 2020, in light of the SEC Staff’s published views. Based on this reassessment, management determined that the Warrants should be classified as liabilities measured at fair value upon issuance, with subsequent changes in fair value reported in the Company’s statement of operations each reporting period.

Impact of the Restatement

The impact of the restatement on the balance sheet and statement of operations for the Affected Period is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$207,947,496	$—	$207,947,496
Liabilities, redeemable non-controlling interest and stockholders’ equity
Total current liabilities	$261,977	$—	$261,977
Deferred underwriting commissions	7,227,500	—	7,227,500
Derivative warrant liabilities	—	21,226,950	21,226,950
Total liabilities	7,489,477	21,226,950	28,716,427
Class A common stock, $0.0001 par value; shares subject to possible redemption	195,458,010	(21,226,950)	174,231,060
Stockholders’ equity
Preferred stock – $0.0001 par value	—	—	—
Class A common stock – $0.0001 par value	110	212	322
Class B common stock – $0.0001 par value	575	—	575
Additional paid-in-capital	5,243,107	3,637,656	8,880,763
Accumulated deficit	(243,783)	(3,637,868)	(3,881,651)
Total stockholders’ equity	5,000,009	—	5,000,009
Total liabilities and stockholders’ equity	$207,947,496	$—	$207,947,496
	Period From September 9, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Operations and Comprehensive Loss
Loss from operations	$(242,585)	$—	$(242,585)
Other income (expense):
Loss upon issuance of private placement warrants		(1,103,400)	(1,103,400)
Offering costs associated with derivative warrant liabilities		(724,418)	(724,418)
Change in fair value of derivative warrant liabilities	—	(1,810,050)	(1,810,050)
Loss from investments held in Trust Account	(1,198)	—	(1,198)
Earnings before income taxes	(243,783)	(3,637,868)	(3,881,651)
Income tax benefit
Net loss	$(243,783)	$(3,637,868)	$(3,881,651)

Basic and Diluted weighted-average Class A common shares outstanding	20,547,368	—	20,547,368
Basic and Diluted net income per Class A common shares	$(0.00)	—	$(0.00)
Basic and Diluted weighted-average Class B common shares outstanding	5,055,914	—	5,055,914
Basic and Diluted net loss per Class B common shares	$(0.05)	(0.50)	$(0.55)

In addition, the impact to the balance sheet dated November 24, 2020, filed on Form 8-K on December 1, 2020 related to the impact of accounting for the public and private warrants as liabilities at fair value resulted in an $18.9 million increase to the derivative warrant liabilities line item at November 24, 2020 and offsetting decrease to the Class A common stock subject to possible redemption temporary equity line item. There is no change to total stockholders’ equity at the reported balance sheet date.

	As of November 24, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$202,148,859	$—	$202,148,859
Liabilities, redeemable non-controlling interest and stockholders’ equity
Total current liabilities	$768,154	$—	$768,154
Deferred underwriting commissions	7,000,000	—	7,000,000
Derivative warrant liabilities	—	18,880,000	18,880,000
Total liabilities	7,768,154	18,880,000	26,648,154
Class A common stock, $0.0001 par value; shares subject to possible redemption	189,380,700	(18,880,000)	170,500,700
Stockholders’ equity
Preferred stock – $0.0001 par value	—	—	—
Class A common stock – $0.0001 par value	106	189	295
Class B common stock – $0.0001 par value	575	—	575
Additional paid-in-capital	5,047,921	1,783,139	6,831,060
Accumulated deficit	(48,597)	(1,783,328)	(1,831,925)
Total stockholders’ equity	5,000,005	—	5,000,005
Total liabilities and stockholders’ equity	$202,148,859	$—	$202,148,859